Share capital (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement [Line Items]
Total stock-based compensation expense recognized	$ 377,011	$ 545,602	$ 1,419,495	$ 2,525,753
Granted in 2015 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	324,153	545,602	1,128,203	1,832,425
Granted in 2018 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	0	0	0	13,038
Granted in 2019 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	0	$ 0	0	$ 680,290
Granted in 2020 [Member]
Statement [Line Items]
Total stock-based compensation expense recognized	$ 52,858		$ 291,292